BIOLOGICAL ASSETS	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about biological assets [abstract]
BIOLOGICAL ASSETS [Text Block]
NOTE 4:-	BIOLOGICAL ASSETS

The Company's biological assets consist of cannabis plants. The changes in the carrying value of biological assets are as follows:

Balance as of January 1, 2022	$1,687

Production costs capitalized	4,867
Changes in fair value less cost to sell due to biological transformation	1,200
Transferred to inventory upon harvest	(6,152)
Restructuring write-off	(108)
Foreign exchange translation	(3)

Balance as of June 30, 2022	$1,491

   As of June 30, 2022 and December 31, 2021, the weighted average fair value less cost to sell was $2.85 and $2.48 per gram, respectively.

The fair value of biological assets is categorized within Level 3 of the fair value hierarchy.

The following inputs and assumptions were used in determining the fair value of biological assets:

1.	Selling price per gram - calculated as the weighted average historical selling price for all strains of cannabis sold by the Group, which is expected to approximate future selling prices.
2.
Post-harvest costs - calculated as the cost per gram of harvested cannabis to complete the sale of cannabis plants post-harvest, consisting of the cost of direct and indirect materials, depreciation and labor as well as labelling and packaging costs.

3.	Attrition rate - represents the weighted average percentage of biological assets which are expected to fail to mature into cannabis plants that can be harvested.
4.	Average yield per plant - represents the expected number of grams of finished cannabis inventory which are expected to be obtained from each harvested cannabis plant.
5.
Stage of growth - represents the weighted average number of weeks out of the average weeks growing cycle that biological assets have reached as of the measurement date. The growing cycle is approximately 12 weeks.

The following table quantifies each significant unobservable input, and also provides the impact a 10% increase/decrease in each input would have on the fair value of biological assets:

			10% change as of
	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021
	In CAD		In Thousands of CAD
Average selling price per gram of dried cannabis	$3.61	$3.64	$186	$296
Average post-harvest costs per gram of dried cannabis	$0.76	$1.16	$41	$140
Attrition rate	30%	27%	149	100
Average yield per plant (in grams)	40	47	144	228
Average stage of growth	48%	47%	139	212

The Company's estimates are, by their nature, subject to change including differences in the anticipated yield. These changes will be reflected in the gain or loss on biological assets in future periods.